Obligations for pension and similar liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Post Employment Plans, Beginning balance	R$ 26,241,550	R$ 24,106,720	R$ 26,503,960
Other Similar Obligations, Beginning balance	5,130,333	4,588,664	5,123,868
Post Employment Plans, Costs of current services	586	(911)	1,432
Other Similar Obligations, Cost of current services	5,694	4,903	5,015
Post Employment Plans, Interest cost	2,247,577	2,188,015	2,175,565
Other Similar Obligations, Interest cost	438,944	429,103	427,484
Post Employment Plans, Paid benefits	(4,721,231)	(2,487,932)	(3,269,089)
Other Similar Obligations, Paid benefits	(489,818)	(448,912)	(398,149)
Post Employment Plans, Actuarial losses (gains)	(1,040,157)	2,433,313	(1,347,974)
Other Similar Obligations, Actuarial losses (gains)	(395,757)	556,575	(569,554)
Post Employment Plans, Others	268,045	2,345	42,826
Post Employment Plans, Ending balance	22,996,370	26,241,550	24,106,720
Other Similar Obligations, Ending balance	4,689,396	5,130,333	4,588,664
Post Employment Plans, Fair value of plan assets	26,158,640	27,328,362	27,316,715
Other Similar Obligations, Fair value of plan assets	5,008,751	5,570,353	4,945,407
Post Employment Plans, Unrecognized assets	(3,617,497)	(2,649,505)	(4,141,741)
Other Similar Obligations, Unrecognized assets	(877,078)	(1,082,010)	(907,430)
Post Employment Plans, Provisions net	455,228	1,562,694	931,746
Other Similar Obligations, Provisions net	557,724	641,990	550,687
Total provisions for pension plans, net	1,023,424	2,204,684	1,482,433
Actuarial provisions	1,364,437	2,543,504	1,775,202
Actuarial assets	341,013	338,820	292,770
Post Employment Plans, Plan Experience	(2,343,241)	(585,676)	(739,281)
Other Similar Obligations, Plan Experience	(416,984)	(171,107)	(10,858)
Post Employment Plans, Changes in Financial Assumptions	3,347,376	(1,652,752)	2,087,825
Other Similar Obligations, Changes in Financial Assumptions	770,940	(419,306)	580,286
Post Employment Plans, Changes in Demographic Assumptions		(178,125)	(174)
Other Similar Obligations, Changes in Demographic Assumptions	41,519	33,838	126
Post Employment Plans, Actuarial Gain (Loss) - Obligation	1,004,135	(2,416,553)	1,348,370
Other Similar Obligations, Actuarial Gain (Loss) - Obligation	395,475	(556,575)	569,554
Post Employment Plans, Return on Investments Different from the Return Implicit in the Discount Rate	(1,183,609)	(127,052)	(962,916)
Other Similar Obligations, Return on Investments Different from the Return Implicit in the Discount Rate	(771,685)	387,599	(403,979)
Post Employment Plans, Gain (Loss) Actuarial - Asset	(1,183,609)	(127,052)	(962,916)
Post Employment Plans, Changes in Surplus Irrecoverable Deficit	(704,716)	1,801,693	(82,891)
Other Similar Obligations, Changes in Surplus Irrecoverable Deficit	304,272	(89,852)	(254,205)
Post Employment Plans [Member]
IfrsStatementLineItems [Line Items]
Experience in Net Assets Adjustments	(1,200,878)	(99,752)	(950,298)
Other Similar Obligations [Member]
IfrsStatementLineItems [Line Items]
Experience in Net Assets Adjustments	R$ (772,305)	R$ 387,599	R$ (399,946)